CONNER &WINTERS

TULSA	ATTORNEYS & COUNSELORS AT LAW

Henry G. Will

Joseph J. McCain, Jr.

Lynnwood R. Moore, Jr.

Robert A. Curry

Steven W. McGrath

D. Richard Funk

Randolph L. Jones, Jr.

J. Ronald Petrikin

Larry B. Lipe

James E. Green, Jr.

Martin R. Wing

John W. Ingraham

Andrew R. Turner

Gentra Abbey Sorem

R. Kevin Redwine

Tony W. Haynie

Bruce W. Freeman

David R. Cordell

John N. Hove

C. Raymond Patton, Jr.

Paul E. Braden

Robert J. Melgaard

P. Scott Hathaway

Lawrence A. Hall

Timothy T. Trump

Mark E. Dreyer

Nancy E. Vaughn

Gregory D. Renberg

Mark D. Berman

Katherine G. Coyle

Beverly K. Smith

Melodie Freeman-Burney

R. Richard Love, III

Robert D. James

Stephen R. Ward

Jeffrey R. Schoborg

Anne B. Sublett

J. Ryan Sacra

Jason S. Taylor

Katy Day Inhofe

Stephan A. Wangsgard

Julia Forrester-Sellers

Melinda L. Kirk

P. Bradley Bendure

Kathryn J. Kindell

Amy M. Santee

Cara M. Hair

Alissa A. Hurley

Heather Holt Bilderback

Debra R. Stockton

Shelley L. Carter

Jed W. Isbell

Conner & Winters, LLP

3700 First Place Tower

15 East Fifth Street

Tulsa, Oklahoma 74103-4344

918-586-5711

Fax 918-586-8982

www.cwlaw.com

Writer’s Direct Number

918-586-8543

Writer’s Fax Number

918-586-8548

Writer’s E-mail Address

kinhofe@cwlaw.com

William G. von Glahn

Bob F. McCoy

John E. Barry

James R. Ryan

Russell H. Harbaugh, Jr.

David O. Cordell

OKLAHOMA CITY

Irwin H. Steinhorn

John W. Funk

Jared D. Giddens

Kiran A. Phansalkar

Mitchell D. Blackburn

Mark H. Bennett

Bryan J. Wells

Laura McCasland Holbrook

John E. Gatliff II

J. Dillon Curran

William M. Lewis

L. Belynn Whatley

Peter B. Bradford

Shelia L. Darling

NORTHWEST ARKANSAS

John R. Elrod*

Greg S. Scharlau

Terri Dill Chadick

Vicki Bronson*

Todd P. Lewis*

P. Joshua Wisley

Charles E. Scharlau*

WASHINGTON, D.C.

G. Daniel Miller*

Henry Rose*

Erica L. Summers*

HOUSTON, TEXAS

Pamela H. Stabler*

JACKSON, WYOMING

Randolph L. Jones, Jr.

SANTA FE, NEW MEXICO

Douglas M. Rather

Benjamin C. Conner

        1879-1963

John M. Winters, Jr.

        1901-1989

*Not Admitted in Oklahoma

March 31, 2005

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re: Jameson Inns, Inc.

      Annual Report on Form 10-K

Ladies and Gentlemen:

On behalf of Jameson Inns, Inc. (the “Company”), submitted herewith for filing with your office pursuant to the Securities Exchange Act of 1934, as amended, and Regulation S-T, is the Company’s Annual Report on Form 10-K for the year ended December 31, 2004.

The financial statements in the report do not reflect a change from the preceding year in any accounting principles or practices, or in the method of applying any such principles or practices.

March 31, 2005

If you have any questions, please do not hesitate to contact me at (918) 586-8543 or Lynnwood R. Moore, Jr. at (918) 586-5691.

Very truly yours,

/s/ Katy Day Inhofe
Katy Day Inhofe

Encl.

cc:         Steven A. Curlee

      Jameson Inns, Inc.